Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000214854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	19.86%	8.85%	8.54%
C000214852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000118372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	11.33%	2.85%		7.14%
C000118373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.64%	3.19%		7.07%
C000118374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000199810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(2.82%)	5.50%		6.22%
C000023778
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.78%	5.85%		6.16%
C000023779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000047589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(1.49%)	2.62%		5.65%
C000047591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.21%	2.96%		5.56%
C000047592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000214854
Average Annual Return [Line Items]
Average Annual Return, Percent	26.48%	10.03%	9.51%
Without Sales Load [Member] | C000214852
Average Annual Return [Line Items]
Average Annual Return, Percent	26.85%	10.33%	9.79%
Without Sales Load [Member] | C000118372
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%	3.97%		7.71%
Without Sales Load [Member] | C000118373
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%	3.19%		7.07%
Without Sales Load [Member] | C000118374
Average Annual Return [Line Items]
Average Annual Return, Percent	17.81%	4.23%		8.02%
Without Sales Load [Member] | C000199810
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%	4.31%		8.06%
Without Sales Load [Member] | C000023776
Average Annual Return [Line Items]
Average Annual Return, Percent	2.55%	6.65%		6.80%
Without Sales Load [Member] | C000023778
Average Annual Return [Line Items]
Average Annual Return, Percent	1.78%	5.85%		6.16%
Without Sales Load [Member] | C000023779
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%	6.92%		7.12%
Without Sales Load [Member] | C000211925
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%	6.96%		7.15%
Without Sales Load [Member] | C000047589
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%	3.73%		6.23%
Without Sales Load [Member] | C000047591
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%	2.96%		5.56%
Without Sales Load [Member] | C000047592
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	3.99%		6.52%
Without Sales Load [Member] | C000211125
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%	4.08%		6.58%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	17.32%	7.01%	7.64%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	17.32%	7.01%	7.64%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	17.32%	7.01%		7.98%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	17.32%	7.01%		7.98%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	17.32%	7.01%		7.98%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	17.32%	7.01%		7.98%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%		8.16%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%		8.16%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%		8.16%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%		8.16%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%		8.16%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%		8.16%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%		8.16%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%		8.16%
EATON VANCE Index: Calvert Emerging Markets Responsible Index-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Emerging Markets Responsible Index
Average Annual Return, Percent	21.40%	8.01%	8.75%
EATON VANCE Index: Calvert Emerging Markets Responsible Index-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Emerging Markets Responsible Index
Average Annual Return, Percent	21.40%	8.01%	8.75%
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Average Annual Return, Percent	17.87%	8.70%		7.70%
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Average Annual Return, Percent	17.87%	8.70%		7.70%
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Average Annual Return, Percent	17.87%	8.70%		7.70%
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Average Annual Return, Percent	17.87%	8.70%		7.70%